Leases - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022 Office
Lessee Disclosure [Abstract]
Number of leases	2
Lease expiration date	Dec. 31, 2028
Operating lease, weighted average remaining lease term	6 years
Operating lease weighted average incremental borrowing rate	8.00%